Cover	9 Months Ended
Sep. 30, 2024
Cover [Abstract]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	INSEEGO CORP.
Entity Central Index Key	0001022652
Entity Tax Identification Number	81-3377646
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	9710 Scranton Road, Suite 200
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92121
City Area Code	858
Local Phone Number	812-3400
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false